RELATED PARTY TRANSACTIONS - Disclosure of remuneration attributed to executives and directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions and key management compensation [Abstract]
Compensation and benefits	$ 1,447	$ 2,161
Associate companies	47	2
Share-based compensation	853	610
Total	$ 2,347	$ 2,773